Summary of Long-term Debt (Parenthetical) (Detail) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 21, 2007	Dec. 31, 2013 LIBOR + 0.80%, unsecured term loan	Dec. 31, 2012 LIBOR + 0.80%, unsecured term loan	Dec. 31, 2013 2.375% Senior Notes due 2018	May 22, 2013 2.375% Senior Notes due 2018	Dec. 31, 2013 3.750% Senior Notes due 2023	May 22, 2013 3.750% Senior Notes due 2023	Dec. 31, 2013 London Interbank Offered Rate LIBOR + 0.80%, unsecured term loan	Dec. 31, 2012 London Interbank Offered Rate LIBOR + 0.80%, unsecured term loan	Dec. 31, 2013 Due December 31, 2015 1.50% note payable	Dec. 31, 2013 Due December 31, 2013 1.50% note payable	Dec. 31, 2012 Due December 31, 2013 1.50% note payable	Dec. 31, 2013 Due January 31, 2016 1.50% note payable	Dec. 31, 2012 Due January 31, 2016 1.50% note payable	Dec. 31, 2013 Due July 31, 2015 1.50% note payable	Dec. 31, 2012 Due July 31, 2015 1.50% note payable	Dec. 31, 2013 Unsecured term loan due on April 08, 2018 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2013 Unsecured term loan due on April 08, 2018 London Interbank Offered Rate LIBOR + 1.125%, unsecured term loan	Dec. 31, 2013 Unsecured term loan due on September 10, 2017 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2012 Unsecured term loan due on September 10, 2017 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2013 Unsecured term loan due on September 10, 2017 London Interbank Offered Rate LIBOR + 1.125%, unsecured term loan	Dec. 31, 2012 Unsecured term loan due on September 10, 2017 London Interbank Offered Rate LIBOR + 1.125%, unsecured term loan
Debt Instrument [Line Items]
Aggregate principal amount				$ 550,000,000	$ 550,000,000	$ 550,000,000	$ 550,000,000
Debt instrument, interest rate				2.375%	2.375%	3.75%	3.75%			1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Debt instrument, maturity date	Dec. 21, 2012	Nov. 05, 2014	Nov. 05, 2014	Jun. 01, 2018		Jun. 01, 2023				Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2013	Jan. 31, 2016	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2015	Apr. 08, 2018		Sep. 10, 2017	Sep. 10, 2017
Senior notes maturity , period				5 years		10 years
Debt instrument, margin rate								0.80%	0.80%									1.125%			1.125%	1.125%